Capitalized Commission Assets (Details) - Schedule of reconciliation of the carrying value of capitalized sales commissions - Capitalized sales commissions [Member] - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Capitalized Commission Assets (Details) - Schedule of reconciliation of the carrying value of capitalized sales commissions [Line Items]
Opening balance	R 144,549	R 108,547
Additions	95,999	64,437
Translation adjustments	7,484	2,827
Amortization	(46,957)	(31,262)
Closing balance	R 201,075	R 144,549